Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Mar. 30, 2021
Document Information Line Items
Entity Registrant Name	Bit Digital, Inc
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		48,043,788
Amendment Flag	false
Entity Central Index Key	0001710350
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-38421
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes